Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Fair value of advance under credit agreement	$ 13,932,858	$ 3,176,824
Carrying value of total convertible debt - related party	$ 2,914,237